INCOME TAX AND SOCIAL CONTRIBUTION	12 Months Ended
Dec. 31, 2023
INCOME TAX AND SOCIAL CONTRIBUTION
INCOME TAX AND SOCIAL CONTRIBUTION
15. INCOME TAX AND SOCIAL CONTRIBUTION

Accounting policy

The total rate of income tax and social contribution is 34%. Current tax and deferred tax are recognized in profit or loss, with the exception of certain transactions which are directly recognized in shareholder’s equity or other comprehensive income.

a) Current tax

It is the expected tax payable or receivable on taxable profit or loss for the year, using tax rates enacted or substantively enacted as of the date of the financial position, as well as any adjustments to tax payable in respect of prior years.

b) Deferred tax

Deferred tax is recognized as temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation and tax loss.

The measurement of deferred tax reflects how the Company expects, at the end of the reporting period, to realize or settle the carrying value of its assets and liabilities. Deferred tax is measured at the rates anticipated to be applied to temporary differences upon their reversal, using rates enacted or substantively enacted as of the date of the financial position.

If there is a legally enforceable right to offset current tax assets and liabilities, and if they relate to taxes imposed by the same tax authority on the same taxable entity, deferred tax assets and liabilities are offset.

c) Tax exposure

In calculating the amount of current and deferred tax, the Company considers the impact of uncertain tax positions and the possibility of additional taxes and interest being owed. This evaluation is based on estimates and hypotheses and may involve a series of future event judgments. New information may become available, causing the Company to change its opinion regarding the sufficiency of existing tax liabilities; such changes in tax obligations will have an impact on tax expenses in the period in which the determination is made.

d) Recoverability of deferred income tax and social contribution

When evaluating the recoverability of deferred taxes, Management takes future taxable income projections and changes in temporary differences into account. The recoverability of the deferred tax asset in the parent company depends on taxable income projections. When it is unlikely that a portion or all the tax liability will be realized, the tax asset is reversed. No deadline exists for the utilization of tax losses and negative bases, but the utilization of these accumulated losses from prior years is limited to 30% of annual taxable income.

The Company and its subsidiaries adhere to both the letter and spirit of the tax laws and regulations of the countries in which they conduct business, being committed to good tax practices. They are also committed to the practice of transfer pricing that respects the principles of full competition and the rules defined by the tax legislation of the jurisdictions in which they operate, with transparency of operations, business ethics, and no use of practices that result in an artificial reduction in taxation.

a) Reconciliation of income tax and social contribution expenses:

	12/31/2023	12/31/2022 (Reclassified)	12/31/2021 (Reclassified)
Profit before taxes	5,113,751	2,652,625	6,250,876
Income tax and social contribution at nominal rate (34%)	(1,738,675)	(901,893)	(2,125,298)
Adjustments for calculating the effective rate
Interest in earnings of investees (non-taxable income)	672,947	122,238	1,734,883
Differences in tax rates on earnings from operating profit	(62,870)	(16,973)	55,910
Granted income tax incentive	279,941	197,307	199,687
Share-based payment transactions	—	(73)	450
Interest on shareholders’ equity	(191,763)	(26,058)	(72,804)
Goodwill amortization effect	1,271	—	—
Non-deductible expenses (donations, gifts, etc.)	(16,787)	(13,788)	(28,061)
Tax losses not recorded	(308,358)	(228,579)	(203,809)
ICMS benefit - extemporaneous tax credits	5,506	345,067	290,745
ICMS benefit - current year	68,409	242,694	118,107
Dividend income (i)	254,260	—	—
Provision for non-realization of the benefit of the Federative covenant (ii)	(307,099)	—	—
Provision for non-realization of the benefit of the Federative covenant - Interest and Fine (iii)	100,731	—	—
Selic on indebtedness	147,741	22,103	—
Rate differential (iv)	805,725	446,293	5,577
Amortization of the effects on formation of joint venture	—	—	402,571
Benefit Membership Program Zero Litigation (iii)	23,276	—	—
Other	(8,681)	(69,934)	67,626
Income tax and social contribution (current and deferred)	(274,426)	118,404	445,584
Effective rate - %	(5.37)%	(4.46)%	(7.13)%

(i)	Refers to dividends received from Vale S.A.
(ii)	As of the 1st quarter of 2021, the subsidiaries Comgás and Moove started to calculate and use current and extemporaneous credits resulting from the non-taxation of the ICMS calculation base reduction benefit. The subsidiary Comgás takes advantage of the reduction in the ICMS calculation base in the state of São Paulo, under the terms of Article 8 of Annex II of the ICMS Regulations, approved by State Decree 45,490/2000, as amended by State Decrees 62,399/2016 and 67,383/2022. Exits of natural gas within the state of São Paulo are subject to ICMS at the effective rate of 15% instead of the general rate of 18%. The subsidiary Moove, on the other hand, makes use of the ICMS deferrals provided for in art. 44, Book IV of the RICMS/RJ1 and art. 1 of Decree 44.637/2014, on the internal acquisition and import of base oil, an input for the production of lubricating oil.
These credits were recognized by the Company in the 2021 financial year based on its best understanding of the matter, embodied in the opinion of its external legal advisors, which took into account all the case law then applicable to the matter. On April 26, 2023, the STJ ruled on a special appeal representing the controversy and decided that tax benefits such as a reduction in the ICMS calculation base can only be excluded from IRPJ/CSLL if the requirements of Complementary Law 160/2017 (art. 30 of Law 12,973/2014) are met, i.e. with the constitution of a reserve. Based on this decision, the Company's management, observing the technical interpretation governing the treatment of uncertainties regarding income taxes (IFRIC 23), decided to set up a provision on March 31, 2023, in the historical amount of R$1,370,304 (R$1,074,989 of principal recorded under current income tax, R$138,526 of interest and R$156,790 of fine recorded under financial income). The updated amount used by the Company for out-of-date and current credits totals R$1,681,795 (R$1,122,358 principal, R$281,565 fine and R$277,871 interest), which also includes the assessments received for 2018 and the other credits used in the following years up to March 31, 2023, plus the respective legal charges. On December 29, 2023, Law No. 14,789/2023 was published, granting an 80% discount for payment of all debts, assessed and not assessed by the RFB, relating to this issue. With the regulation of the part relating to debts not assessed, through IN 2.184/2024, the Company will follow the administrative procedures for the effective settlement of this amount and awaits the regulation of the portion relating to assessed debts, to conclude the settlement of liabilities. Due to the discount granted, there was a reversal of liabilities in the amount of R$1,345,435 and the balance of the Company's updated liabilities for the year ended December 31, 2023 is R$336,359 (R$224,472 principal, R$56,312 fine and R$55,574 interest).
(iii)	Adherence to the Tax Litigation Reduction Program, (Joint Ordinance PGFN/RFB No. 01/2023), as defined in art. 11 § 12 of Law 13,988/2020, which establishes the requirements and conditions for dispute resolution transactions with the Public Treasury.
(iv)	Difference in rate between the nominal rate of 34% and the effective rate applicable to entities that calculate the tax under the presumed profit regime.

b) Deferred income tax assets and liabilities

Below are presented the tax effects of temporary differences that give rise to significant parts of the company's deferred tax assets and liabilities:

	12/31/2023	12/31/2022
Deferred tax assets from:
Income tax losses	2,714,996	2,244,654
Negative base of social contribution	929,055	809,556
Temporary differences
Foreign exchange variation - Loans and borrowings	1,292,954	1,701,529
Provision for lawsuits	218,881	204,303
Impairment provision (Rumo Malha Oeste)	27,072	34,469
Post-employment benefit obligation	150,336	152,373
Provisions for uncertain tax credits and tax losses	34,511	31,880
Provision for non-recoverability of taxes	73,641	70,815
Share-based payment transactions	157,825	82,480
Lease	161,840	167,962
Unrealized loss with derivatives	823,286	674,554
Provisions for profit sharing	159,994	124,833
Business Combination – Intangible assets	124,379	119,060
Business combination – fixed assets	24,795	36,535
Selic on indebtedness	—	100,264
Other provisions	691,162	581,059
Deferred tax on pre-operating income	87,454	14,009
Regulatory asset (liability)	6,661	4,843
Other	391,444	488,299
Total	8,070,286	7,643,477

Deferred tax liabilities from:
Temporary differences
Exchange rate variation - Loans and borrowings	(195,232)	—
Provision for lawsuits	(408)	—
Useful life review	(456,093)	(401,926)
Business combination – fixed assets	(148,872)	(76,263)
Tax goodwill	(618,758)	(359,100)
Unrealized income with derivatives	(299,965)	(226,243)
Fair value adjustment on debt	(281,784)	(548,726)
Marketable securities	(77,437)	(1,150,916)
Investment properties	(455,773)	(391,382)
Goods intended for sale	(10,546)	—
Capitalized interest	—	(108,616)
Effects on the formation of joint ventures	(103,992)	(106,254)
Business Combination – Intangible assets	(4,426,881)	(4,486,211)
Post-employment obligations	(4,641)	(4,594)
Lease	(10,034)	(11,797)
Provisions	(449,153)	(79,092)
Other (i)	(147,120)	(687,601)
Total	(7,686,689)	(8,638,721)
Total deferred taxes recorded	383,597	(995,244)
Deferred tax assets (ii)	5,609,030	4,474,124
Deferred tax liabilities	(5,225,433)	(5,469,368)
Total deferred, net	383,597	(995,244)

(i)	Refers mainly to the tax loss recognized on the capital contribution in a controlled company.
(ii)	Total amount of the balance of deferred income tax and social contribution consolidated assets, R$1,869,877 corresponds to the balance of the subsidiary Rumo S.A.

The Company determined the period for offsetting its deferred tax assets on tax losses, social contribution negative basis and temporary differences based on the projection of its taxable income and long-term strategic planning, with the following realization expected as of December 31, 2023:

Consolidated
Within 1 year	808,979
1 to 2 years	1,308,994
2 to 3 years	384,929
3 to 4 years	823,923
4 to 5 years	328,555
5 to 8 years	950,882
8 to 10 years	1,002,768
5,609,030

Deferred income tax and social contribution inactivated

As of December 31, 2023, the balance of inactivated income tax and social contribution is R$2,678,299 and refers mainly to tax losses and temporary differences of the subsidiary Rumo S.A, of the indirect subsidiaries Rumo Malha Sul and Rumo Malha Oeste, which under current conditions do not meet the requirements for the accounting of said deferred income tax and social contribution asset due to the lack of predictability of future generation of tax profits.

c) Changes in deferred tax assets and liabilities:

Assets:

	Tax loss and negative basis	Post-employment obligations	Employee benefits	Provisions	Leases	Unrealized gains on derivatives	Intangible assets	Other	Total
On January 1, 2022	2,367,707	160,082	148,338	688,972	189,890	—	111,590	2,024,834	5,691,413
Credited / charged from income for the year	686,503	(7,709)	58,975	233,554	(21,928)	674,554	7,470	299,687	1,931,106
Recognized in shareholders' equity	—	—	—	—	—	—	—	(13,071)	(13,071)
Foreign exchange differences	—	—	—	—	—	—	—	34,029	34,029
On December 31, 2022	3,054,210	152,373	207,313	922,526	167,962	674,554	119,060	2,345,479	7,643,477
Credited / charged from income for the year	589,841	(2,037)	110,506	122,741	(6,122)	148,732	5,319	(133,596)	835,384
Foreign exchange differences	—	—	—	—	—	—	—	(408,575)	(408,575)
On December 31, 2023	3,644,051	150,336	317,819	1,045,267	161,840	823,286	124,379	1,803,308	8,070,286

Liabilities:

	Effects on the formation of joint ventures	Post-employment obligations	Intangible assets	Unrealized gains on derivatives	Property, plant and equipment	Fair value adjustment	Leases	Provisions	Other	Total
On January 1, 2022	(602,673)	—	(3,492,345)	(1,028,058)	(350,110)	(126,174)	(3,219)	(11,427)	(843,835)	(6,457,841)
Credited / charged from income for the year	496,419	(4,594)	369,455	807,391	(51,816)	(355,946)	(8,578)	(67,665)	(1,784,407)	(599,741)
Other comprehensive income	—	—	—	(5,576)	—	—	—	—	(1,469)	(7,045)
Business combination	—	—	(1,363,321)	—	—	(66,606)	—	—	(144,167)	(1,574,094)
On December 31, 2022	(106,254)	(4,594)	(4,486,211)	(226,243)	(401,926)	(548,726)	(11,797)	(79,092)	(2,773,878)	(8,638,721)
Credited / charged from income for the year	2,262	(47)	59,330	(73,722)	(54,167)	200,336	1,763	(370,469)	1,178,542	943,828
Other comprehensive income	—	—	—	—	—	—	—	—	(58,402)	(58,402)
Liabilities available for sale	—	—	—	—	—	66,606	—	—	—	66,606
On December 31, 2023	(103,992)	(4,641)	(4,426,881)	(299,965)	(456,093)	(281,784)	(10,034)	(449,561)	(1,653,738)	(7,686,689)
Total deferred taxes recognized										383,597